Columbia Global Opportunities Fund (the Fund)

Supplement dated February 11, 2013

to the Prospectus dated November 8, 2012

Effective immediately, the information in the “Summary of the Fund” under the caption “Fund Management” in the Fund’s prospectus is hereby superseded and replaced as follows:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jeffrey L. Knight, CFA	Lead Portfolio Manager	February 2013
Anwiti Bahuguna, Ph.D.	Portfolio Manager	May 2010
Fred Copper, CFA	Portfolio Manager	December 2011
Orhan Imer, Ph.D., CFA	Portfolio Manager	June 2012
Gene Tannuzzo, CFA	Portfolio Manager	June 2012

The information regarding the portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More Information About the Fund” section under the caption “Portfolio Management and Compensation” is hereby superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jeffrey L. Knight, CFA, Lead Portfolio Manager

•	Managed the Fund since February 2013.
•	Joined the Investment Manager in February 2013 as Head of Global Asset Allocation of the Investment Manager. Prior to February 2013, Mr. Knight was at Putnam Investments.
•	Began investment career in 1987.
•	MBA from the Tuck School of Business at Dartmouth College.

Anwiti Bahuguna, Ph.D., Portfolio Manager

•	Managed the Fund since May 2010.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.
•	Began investment career in 1998.
•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Fred Copper, CFA, Portfolio Manager

•	Managed the Fund since December 2011.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005.
•	Began investment career in 1990.
•	BS from Boston College and MBA from the University of Chicago.

Orhan Imer, Ph.D., CFA, Portfolio Manager

•	Managed the Fund since June 2012.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007.
•	Began investment career in 2005.
•	Ph.D. from the University of Illinois at Urbana-Champaign.

Gene Tannuzzo, CFA, Portfolio Manager

•	Managed the Fund since June 2012.
•	Joined the Investment Manager in 2003 as an associate analyst in municipal bond research.
•	Began investment career in 2003.
•	BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

The rest of the section remains unchanged.

Shareholders should retain this Supplement for future reference.

S-6141-21 A (2/13)